INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income	$ (685)	$ 1,277	$ (1,214)
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	(171)	319
Tax adjustment in respect of different tax rate of foreign subsidiaries	(6)	21
Non-deductible expenses and other permanent differences	226	233
Losses and timing differences for which valuation allowance was provided	760	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(816)	(1,538)
Taxes with respect to prior years and other	(49)	(178)
Actual tax benefit	$ (56)	$ (209)	$ (399)